INSURANCE CONTRACTS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	$ 1,934	$ 1,902
Contractual service margin recognized for services provided	(426)	(358)
Change in risk adjustment recognized for the risk expired	(68)	(82)
Experience adjustments	(6)	(14)
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	(13)	10
Insurance finance (income)/expenses	99	96
Foreign currency translation	(153)	42
Increase (decrease) in insurance contracts liability (asset)	(567)	(306)
Premiums received	565	454
Claims and other insurance service expenses paid	(41)	(55)
Insurance contract acquisition cash flows	(66)	(61)
Insurance contract liabilities, ending	1,825	1,934
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	385	352
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	(6)	(14)
Contracts initially recognized in the period	(388)	(306)
Changes in estimates that adjust the contractual service margin	(52)	(21)
Adjustments to liabilities for incurred claims	(13)	6
Insurance finance (income)/expenses	29	22
Foreign currency translation	(32)	8
Increase (decrease) in insurance contracts liability (asset)	(462)	(305)
Premiums received	565	454
Claims and other insurance service expenses paid	(41)	(55)
Insurance contract acquisition cash flows	(66)	(61)
Insurance contract liabilities, ending	381	385
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	479	585
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(68)	(82)
Experience adjustments	0	0
Contracts initially recognized in the period	135	117
Changes in estimates that adjust the contractual service margin	(96)	(202)
Adjustments to liabilities for incurred claims	0	4
Insurance finance (income)/expenses	34	46
Foreign currency translation	(38)	11
Increase (decrease) in insurance contracts liability (asset)	(33)	(106)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance contract acquisition cash flows	0	0
Insurance contract liabilities, ending	446	479
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning	1,070	965
Contractual service margin recognized for services provided	(426)	(358)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognized in the period	253	189
Changes in estimates that adjust the contractual service margin	148	223
Adjustments to liabilities for incurred claims	0	0
Insurance finance (income)/expenses	36	28
Foreign currency translation	(83)	23
Increase (decrease) in insurance contracts liability (asset)	(72)	105
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance contract acquisition cash flows	0	0
Insurance contract liabilities, ending	$ 998	$ 1,070